EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2022
Earnings Per share
EARNINGS PER SHARE

NOTE 15 – EARNINGS PER SHARE

For the years ended March 31, 2022 and 2021, the Company has no stock options and warrants issued and no impact on diluted earnings per share.

	For the years ended March 31,
	2022	2021	2020

Net income attributable to the Company	$9,749	$2,866,857	$215,745
Weighted average number of common shares outstanding – Basic and Diluted	35,000,000	35,000,000	35,000,000

Earnings per share – Basic and Diluted	$0.00	$0.08	$0.01